27. Benefit plans	12 Months Ended
Dec. 31, 2019
Benefit Plans
Benefit plans

The defined benefit plans granted to Company employees consist of a bonus for all the employees who have the necessary years of service and have made the required contributions to retire under ordinary retirement plans.

The amounts and conditions vary depending on the collective bargaining agreement and for non-unionized personnel.

	12.31.19	12.31.18
Non-current	523,918	592,165
Current	51,119	49,770
Total Benefit plans	575,037	641,935

The detail of the benefit plan obligations as of December 31, 2019 and 2018 is as follows:

	12.31.19	12.31.18
Benefit payment obligations at beginning of year	641,935	805,970
Current service cost	110,250	50,596
Interest cost	151,819	121,946
Actuarial losses	7,328	8,670
Result from exposure to inflation for the year	(291,613)	(260,131)
Benefits paid to participating employees	(44,682)	(85,116)
Benefit payment obligations at end of year	575,037	641,935

As of December 31, 2019 and 2018, the Company does not have any assets related to post-retirement benefit plans.

The detail of the charge recognized in the Statement of Comprehensive Income is as follows:

	12.31.19	12.31.18	12.31.17
Cost	110,250	50,596	65,352
Interest	151,819	121,946	195,217
Actuarial results - Other comprehensive loss	7,328	8,670	(34,166)
	269,397	181,212	226,403

The actuarial assumptions used are based on market interest rates for Argentine government bonds, past experience, and the Company Management’s best estimate of future economic conditions. Changes in these assumptions may affect the future cost of benefits and obligations. The main assumptions used are as follow:

	12.31.19	12.31.18	12.31.17
Discount rate	5%	5%	5%
Salary increase	1%	1%	1%
Inflation	31%	31%	18%

Sensitivity analysis:

12.31.19
Discount Rate: 4%
Obligation	631,436
Variation	56,399
10%

Discount Rate: 6%
Obligation	527,057
Variation	(47,980)
(8%)

Salary Increase : 0%
Obligation	526,485
Variation	(48,552)
(8%)

Salary Increase: 2%
Obligation	631,321
Variation	56,284
10%

The expected payments of benefits are as follow:

	In 2020	In 2021	In 2022	In 2023	In 2024	Between 2025 to 2029
At December 31, 2019
Benefit payment obligations	51,119	9,117	9,499	10,507	3,011	12,763

Estimates based on actuarial techniques imply the use of statistical tools, such as the so-called demographic tables used in the actuarial valuation of the Company’s active personnel.

In order to determine the mortality of the Company’s active personnel, the “1971 Group Annuity Mortality” table has been used. In general, a mortality table shows for each age group the probability that a person in any such age group will die before reaching a predetermined age. Male and female mortality tables are elaborated separately inasmuch as men and women’s mortality rates are substantially different.

In order to estimate total and permanent disability due to any cause, 80% of the “1985 Pension Disability Study” table has been used.

In order to estimate the probability that the Company’s active personnel will leave the Company or stay therein, the “ESA 77” table has been used.

Liabilities related to the above-mentioned benefits have been determined taking into consideration all the rights accrued by the beneficiaries of the plans through the closing date of the year ended December 31, 2019.

These benefits do not apply to key management personnel.